Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
Bond placement
On January 8, 2026, with settlement on January 15, 2026, a bond in the amount of USD500,000,000 was issued, maturing on November 20, 2030, with a coupon rate of 4.55% and an issue yield of 4.558%, representing a spread of 82 basis points over the 5-year United States Treasury bond. The bond was issued pursuant to Rule 144A and Regulation S under the United States Securities Act.
On February 16, 2026, Series BA Bonds, with the mnemonic BSTDBA0225, were placed for a total amount of 597,000 UF, with a maturity date of August 1, 2032. The average placement rate of the securities was 2.725%.
On February 18, 2026, Series BA Bonds, with the mnemonic BSTDBA0225, were placed for a total amount of 50,000 UF, with a maturity date of August 1, 2032. The average placement rate of the securities was 2.700%.
Others
In January 2026, the CMF reported that as a result of the supervisory process that includes the evaluation of the business models of each banking entity, its Council resolved in the case of Banco Santander to maintain the charge already established for this concept from June 2025 of 0.13%, which is a decrease compared to the previous requirement of 0.25%.
On January 27, 2026, at an Extraordinary Shareholders’ Meeting of Banco Santander-Chile, it was agreed to accept the offer and conditions presented by Getnet Payments, S.L. to Banco Santander-Chile and Santander Asesorías Financieras Limitada, for the acquisition of 49.99% of the shares of the subsidiary Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A.
On February 2, 2026, Banco Santander Chile and Santander Asesorías Financieras Limitada signed the purchase agreement whereby they transferred 49.98% and 0.01%, respectively, of shares of Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A. to Getnet Payments S.L. Finally, Banco Santander Chile maintains control over the Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A., through own 50.01% of the shares.
Consolidated Financial Statements issuance
On February 25, 2026, these Consolidated Financial Statements were approved by the Board of Directors.
There are no other subsequent events that need to be disclosed occurred between January 1, 2025 and the date of issuance of these Consolidated Financial Statements (February 25, 2026).